Item 1. Report to Shareholders

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Real Estate Fund
--------------------------------------------------------------------------------

As of 12/31/03

Real Estate Fund  $18,503
Wilshire Real Estate Securities Index  $16,930
Lipper Real Estate Funds Index  $16,278



                               Wilshire
                            Real Estate             Lipper
                             Securities        Real Estate          Real Estate
                                  Index        Funds Index                 Fund

10/31/97                    $  10,000          $  10,000            $  10,000

12/97                          10,428             10,356               10,781

12/98                           8,611              8,583                9,180

12/99                           8,336              8,280                9,067

12/00                          10,899             10,396               11,961

12/01                          12,038             11,448               13,022

12/02                          12,318             11,863               13,722

12/03                          16,930             16,278               18,503


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                         Since
                                                                     Inception
Periods Ended 12/31/03                         1 Year     5 Years     10/31/97

Real Estate Fund                               34.84%      15.05%       10.49%

Wilshire Real Estate Securities Index          37.07       14.48         8.91

Lipper Real Estate Funds Index                 37.21       13.66         8.22

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 34.84% during the 12 months ended December 31, 2003. The fund trailed the Lipper Real Estate Funds Index and the Wilshire Real Estate Securities Index, as you can see from the table on the previous page. Every position that the fund held for the full calendar year contributed positively to results. However, performance relative to the benchmarks was hampered by the fund's preference for higher-quality holdings, while the markets rewarded more risky assets as the economy improved.

The fund's investment objective is to provide long-term capital growth through a combination of capital appreciation and current income. The fund invests at least 80% of net assets in the equity securities of real estate companies. The fund's definition of real estate companies includes those with a minimum of 50% of revenues or profits derived from, or assets committed to, real estate activities. Up to 20% of fund assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms, as well as in companies unrelated to the real estate business. The fund can invest up to 25% of its total assets in foreign securities.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03

12-Month Return

S&P 500 Stock Index                          29%

S&P MidCap 400 Index                         36%

Russell 2000 Index                           47%

Nasdaq Composite                             50%


The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-heavy Nasdaq Composite and the small-cap Russell 2000 Index showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

The Top 5 Industries table shows how the fund's assets were allocated as of December 31, 2003. The office industry was the largest allocation at 18.8% of net assets, about the same as a year earlier. Our allocation to apartment/residential shares fell modestly to 18.3% from 19.4% at the end of 2002, while our shopping center holdings rose to 13.9% from 11.7%.

Top 5 Industries
--------------------------------------------------------------------------------
                                          Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------

Office                                      18.7%         18.8%

Apartment/Residential                       19.4          18.3

Shopping Center                             11.7          13.9

Regional Mall                                9.9          11.0

Industrial                                   9.7          10.4

Diversified                                  6.9           7.8


The Best and Worst Contributors table shows the largest contributors to the fund's performance during the year. Vornado Realty Trust and General Growth Properties were the top positive contributors. Marriott was the worst detractor and the only negative contributor during the period.


Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Vornado Realty Trust

General Growth Properties

Simon Property Group

CBL & Associates Properties

Boston Properties


Worst Contributors
--------------------------------------------------------------------------------

Marriott *

Taubman Centers **

Federal Realty Investment Trust *

Innkeepers USA

Sun Communities

  * Position added
 ** Position eliminated


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                             Year
                            Ended
                         12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of period      $  10.62   $  10.54   $  10.19   $   8.11   $   8.68

Investment activities
  Net investment
  income (loss)              0.36       0.38*      0.42*      0.38*      0.37*

  Net realized and
  unrealized gain (loss)     3.26       0.19**     0.46       2.16      (0.49)

  Total from
  investment activities      3.62       0.57       0.88       2.54      (0.12)

Distributions
  Net investment income     (0.52)     (0.47)     (0.53)     (0.38)     (0.37)

  Net realized gain         (0.05)          -          -          -          -

  Tax return of capital     (0.02)     (0.02)          -     (0.09)     (0.08)

  Total distributions       (0.59)     (0.49)     (0.53)     (0.47)     (0.45)

Redemption fees
added to paid-in-capital         -          -          -      0.01           -

NET ASSET VALUE

End of period            $  13.65   $  10.62   $  10.54   $  10.19   $   8.11

Ratios/Supplemental Data

Total return^               34.84%      5.38%*     8.87%*    31.92%*    (1.23)%*

Ratio of total expenses
to average net assets        1.00%      1.00%*     1.00%*     1.00%*     1.00%*

Ratio of net investment
income (loss) to average
net assets                   3.49%      4.07%*     4.09%*     4.61%*     4.22%*

Portfolio turnover rate       4.5%       9.8%      37.2%      19.0%      26.9%

Net assets, end of period
(in thousands)           $ 291,066  $ 131,736  $  68,720  $  53,703  $  24,725

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

  * Excludes expenses in excess of a 1.00% contractual expense limitation in effect through 12/31/03.

 ** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report                                      December 31, 2003

Portfolio of Investments (ss.)                           Shares         Value
--------------------------------------------------------------------------------
                                                                       ($ 000s)
COMMON STOCKS   97.2%

REAL ESTATE   97.2%

Apartment/ Residential   18.3%

Archstone-Smith Trust, REIT                             286,000         8,002

Avalonbay Communities, REIT                             181,000         8,652

Camden Property Trust, REIT                             191,000         8,461

Equity Residential, REIT                                375,000        11,066

Essex Property Trust, REIT                               93,000         5,973

Gables Residential Trust, REIT                           92,000         3,196

United Dominion Realty Trust, REIT                      406,000         7,795

                                                                       53,145

Diversified   7.8%

Cousins Properties, REIT                                138,000         4,223

Rouse, REIT                                             104,000         4,888

Vornado Realty Trust, REIT                              247,000        13,523

                                                                       22,634

Industrial   10.4%

AMB Property, REIT                                      282,000         9,272

Centerpoint Properties, REIT                             40,000         2,996

EastGroup Properties, REIT                              231,000         7,480

ProLogis Trust, REIT                                    327,000        10,493

                                                                       30,241

Lodging & Leisure   5.6%

Innkeepers USA, REIT                                    200,000         1,674

LaSalle Hotel Properties, REIT                          176,000         3,265

Marriott, Class A                                        91,000         4,204

Starwood Hotels & Resorts, Class B                      202,000         7,266

                                                                       16,409

Manufactured Housing   2.7%

Manufactured Home Communities, REIT                      85,000         3,200

Sun Communities, REIT                                   117,000         4,528

                                                                        7,728

Office   18.8%

Arden Realty, REIT                                      166,000         5,036

Boston Properties, REIT                                 223,000        10,746

CarrAmerica Realty, REIT                                278,000         8,279

Equity Office Properties, REIT                          541,000        15,500

Mack-Cali Realty, REIT                                   77,000         3,205

Maguire Properties, REIT                                127,000         3,086

SL Green Realty, REIT                                   214,000         8,785

                                                                       54,637

Office & Industrial   6.0%

Duke Realty, REIT                                       255,000         7,905

Kilroy Realty, REIT                                     167,000         5,469

Reckson Associates Realty, REIT                         168,000         4,083

                                                                       17,457

Other Real Estate   0.8%

Catellus Development, REIT                              102,000         2,460

                                                                        2,460

Regional Mall   11.0%

CBL & Associates Properties, REIT                       156,000         8,814

General Growth Properties, REIT                         315,000         8,741

Simon Property Group, REIT                              313,000        14,505

                                                                       32,060

Self Storage   1.9%

Public Storage, REIT                                    125,000         5,424

                                                                        5,424

Shopping Center   13.9%

Federal Realty Investment Trust, REIT                    84,000         3,225

Kimco Realty, REIT                                      165,000         7,384

New Plan Excel Realty, REIT                             270,000         6,661

Pan Pacific Retail Properties, REIT                     100,000         4,765

Regency Centers, REIT                                   225,000         8,966

Weingarten Realty, REIT                                 215,000         9,535

                                                                       40,536

Total Real Estate                                                     282,731

Total Common Stocks (Cost  $230,212)                                  282,731

SHORT-TERM INVESTMENTS   2.2%

Money Market Fund   2.2%

T. Rowe Price Reserve Investment Fund, 1.13% #        6,459,054         6,459

Total Short-Term Investments (Cost  $6,459)                             6,459

Total Investments in Securities

99.4% of Net Assets (Cost $236,671)                                  $289,190
                                                                     --------

  (ss.)  Denominated in U.S. dollar unless otherwise noted

      #  Seven-day yield

   REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $236,671)                 $   289,190

Other assets                                                              4,095

Total assets                                                            293,285

Liabilities

Total liabilities                                                         2,219

NET ASSETS                                                          $   291,066
                                                                    -----------

Net Assets Consist of:

Net unrealized gain (loss)                                               52,519

Paid-in-capital applicable to 21,326,263 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         238,547

NET ASSETS                                                          $   291,066
                                                                    -----------

NET ASSET VALUE PER SHARE                                           $     13.65
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Dividend income                                                       $   8,739

Expenses
  Investment management                                                   1,201

  Shareholder servicing                                                     513

  Custody and accounting                                                     98

  Registration                                                               48

  Prospectus and shareholder reports                                         47

  Legal and audit                                                            14

  Directors                                                                   5

  Miscellaneous                                                               5

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                               13

  Total expenses                                                          1,944

Net investment income (loss)                                              6,795

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                    3,084

Change in net unrealized gain (loss) on securities                       50,320

Net realized and unrealized gain (loss)                                  53,404

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $  60,199
                                                                      ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                         12/31/03      12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                          $   6,795     $   4,206

  Net realized gain (loss)                                  3,084           846

  Change in net unrealized gain (loss)                     50,320        (2,955)

  Increase (decrease) in net assets from operations        60,199         2,097

Distributions to shareholders
  Net investment income                                    (8,868)       (5,077)

  Net realized gain                                          (985)            -

  Tax return of capital                                      (388)         (225)

  Decrease in net assets from distributions               (10,241)       (5,302)

Capital share transactions *
  Shares sold                                             140,631       102,309

  Distributions reinvested                                  9,296         4,952

  Shares redeemed                                         (40,621)      (41,122)

  Redemption fees received                                     66            82

  Increase (decrease) in net assets from capital
  share transactions                                      109,372        66,221

Net Assets

Increase (decrease) during period                         159,330        63,016

Beginning of period                                       131,736        68,720

End of period                                           $ 291,066     $ 131,736
                                                        -----------------------

*Share information

  Shares sold                                              11,591         9,265

  Distributions reinvested                                    751           458

  Shares redeemed                                          (3,416)       (3,844)

  Increase (decrease) in shares outstanding                 8,926         5,879

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 31, 1997. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $17,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $117,763,000 and $8,414,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

--------------------------------------------------------------------------------

Ordinary income                                             $     8,868,000
Long-term capital gain                                              985,000
Return of capital                                                   388,000

Total distributions                                         $    10,241,000
                                                            ---------------

At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                     $    52,678,000
Unrealized depreciation                                            (159,000)
Net unrealized appreciation (depreciation)                       52,519,000
Paid-in capital                                                 238,547,000

Net assets                                                  $   291,066,000
                                                            ---------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $1,701,000 of capital loss carryforwards.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the character of dividends received from REIT investments. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                         $     2,073,000
Undistributed net realized gain                                    (373,000)

Paid-in capital                                                  (1,700,000)


At December 31, 2003, the cost of investments for federal income tax purposes was $236,671,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $162,000.

The fund is also subject to a contractual expense limitation. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. The fund's expense limitation was 1.00% through December 31, 2003 and, will lower to 0.90% effective January 1, 2004 through April 30, 2006. Through April 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At December 31, 2003, management fees waived in the amount of $122,000 remain subject to repayment by the fund through December 31, 2005.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $405,000 for the year ended December 31, 2003, of which $49,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $92,000.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Real Estate Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Real Estate Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report


Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $373,000 from short-term capital gains,

o $985,000 from long-term capital gains, of which $860,000 was subject to the 15% rate gains category, and $125,000 to the 25% rate gains category.

For taxable non-corporate shareholders, $414,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $44,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Real Estate Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1997

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1997                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking, Bankers
                              Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc.,consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1997

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership, providing
1997                          equity capital to young high-technology
                              companies throughout the United States; Director, Teltone Corp.

 * Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe
(8/15/53)                     Price and T. Rowe Price Group, Inc.
1997
[39]

James S. Riepe                Director and Vice President, T. Rowe Price;
(6/25/43)                     Vice Chairman of the Board, Director, and Vice
1997                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Real Estate Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1997                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen W. Boesel (12/28/44)            Vice President, T. Rowe Price, T. Rowe
Vice President, Real Estate Fund        Price Group, Inc., and T. Rowe Price
                                        Trust Company

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Real Estate Fund        Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Real Estate Fund             Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Anna M. Dopkin, CFA (9/5/67)            Vice President, T. Rowe Price and
Vice President, Real Estate Fund        T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Real Estate Fund        Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Real Estate Fund        Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President,
                                        T. Rowe Price, T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Retirement Plan Services, Inc.

Thomas J. Huber, CPA (9/23/66)          Vice President, T. Rowe Price and
Vice President, Real Estate Fund        T. Rowe Price Group, Inc.

David M. Lee, CFA (11/13/62)            Vice President, T. Rowe Price and
President, Real Estate Fund             T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Real Estate Fund             and T. Rowe Price Investment Services,
                                        Inc.

Philip A. Nestico (8/3/76)              Assistant Vice President, T. Rowe Price
Vice President, Real Estate Fund

Charles M. Ober, CFA (4/20/50)          Vice President, T. Rowe Price and
Vice President, Real Estate Fund        T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (6/27/55)     Director and Vice President, T. Rowe
Vice President, Real Estate Fund        Price Group, Inc.; Vice President,
                                        T. Rowe Price and T. Rowe Price
                                        Trust Company

William J. Stromberg, CFA (3/10/60)     Vice President, T. Rowe Price and
Vice President, Real Estate Fund        T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Real Estate Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $8,057                $8,598
     Audit-Related Fees                         468                    --
     Tax Fees                                 2,092                 2,082
     All Other Fees                             124                   131

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004